Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Affiliates
Schedule of Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Kunshan Jingzhao	8,797	8,480	1,331
Wanjia Win-Win	96,629	93,223	14,629
Others	5,967	10,780	1,692
Funds that the Group serves as general partner	1,153,292	1,289,600	202,365
-Gopher Transform Private Fund	108,582	108,385	17,008
-Real estate funds and real estate funds of funds	43,686	36,033	5,654
-Private equity funds of funds	988,069	1,133,336	177,845
-Others	12,955	11,846	1,858
Total investments in affiliates	1,264,685	1,402,083	220,017

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2020 and 2021:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Balance sheet data:
Current assets	3,586,516	5,356,698	840,583
Non-current assets	33,138,315	32,633,598	5,120,924
Current liabilities	1,439,746	1,788,077	280,588
Non-current liabilities	—	376,544	59,088

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2019, 2020 and 2021:

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating data:
Revenue	2,177,056	670,878	225,559	35,395
Income (loss) from operations	470,278	72,683	(554,579)	(87,025)
Net realized and unrealized gains from investments	632,934	3,582,239	5,107,283	801,444
Net income	1,109,261	3,654,922	4,505,646	707,034